INCOME TAXES (Schedule of Income Tax Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAXES
Current tax		¥ (474,874)	¥ 734,617	¥ 246,591
Deferred tax		669,161	(353,410)	(260,540)
Income tax (benefit) / expense	$ 28,258	¥ 194,287	¥ 381,207	¥ (13,949)